TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 709.0	SFr 579.0	SFr 709.0	SFr 579.0
Weighted-average life, in years	5 years 4 months 26 days	4 years 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (13.9)	SFr (8.8)	(13.9)	(8.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(27.3)	(17.0)	(27.3)	(17.0)
Impact on fair value from 10% adverse change in expected credit losses	(5.0)	(3.9)	(5.0)	(3.9)
Impact on fair value from 20% adverse change in expected credit losses	SFr (10.0)	SFr (7.8)	(10.0)	(7.8)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	3.10%	2.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.50%	0.60%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	12.60%	12.30%
Expected credit losses rate (rate per annum), in % (as a percent)	9.70%	6.30%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 90.0	SFr 100.0	90.0	100.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 2,748.0	SFr 1,985.0	2,748.0	1,985.0
Weighted-average life, in years	8 years 1 month 5 days	8 years 1 month 5 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (29.2)	SFr (35.0)	(29.2)	(35.0)
Impact on fair value from 20% adverse change in prepayment speed	(56.4)	(68.1)	(56.4)	(68.1)
Impact on fair value from 10% adverse change in cash flow discount rate	(60.8)	(49.2)	(60.8)	(49.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(118.3)	(95.3)	(118.3)	(95.3)
Impact on fair value from 10% adverse change in expected credit losses	(25.3)	(23.6)	(25.3)	(23.6)
Impact on fair value from 20% adverse change in expected credit losses	SFr (49.4)	SFr (46.1)	(49.4)	(46.1)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.00%	1.00%
Cash flow discount rate per annum, in % (as a percent)	2.90%	1.90%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.50%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	20.00%	25.00%
Cash flow discount rate per annum, in % (as a percent)	29.40%	30.60%
Expected credit losses rate (rate per annum), in % (as a percent)	26.60%	28.20%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 709.0	SFr 508.0	709.0	508.0
Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 159.0	SFr 665.0	159.0	665.0
Weighted-average life, in years	5 years 9 months 19 days	6 years 4 months 26 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (1.8)	SFr (12.4)	(1.8)	(12.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(3.5)	(24.5)	(3.5)	(24.5)
Impact on fair value from 10% adverse change in expected credit losses	(1.5)	(6.6)	(1.5)	(6.6)
Impact on fair value from 20% adverse change in expected credit losses	SFr (2.9)	SFr (12.9)	(2.9)	(12.9)
Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.90%	1.00%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.70%
Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	21.20%	21.20%
Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 9.0	SFr 50.0	9.0	50.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	709.0	579.0	SFr 709.0	SFr 579.0
Weighted-average life, in years			5 years 4 months 26 days	4 years 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	(13.9)	(8.8)	SFr (13.9)	SFr (8.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(27.3)	(17.0)	(27.3)	(17.0)
Impact on fair value from 10% adverse change in expected credit losses	(5.0)	(3.9)	(5.0)	(3.9)
Impact on fair value from 20% adverse change in expected credit losses	(10.0)	(7.8)	SFr (10.0)	SFr (7.8)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)			3.10%	2.70%
Expected credit losses rate (rate per annum), in % (as a percent)			0.50%	0.60%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)			12.60%	12.30%
Expected credit losses rate (rate per annum), in % (as a percent)			9.70%	6.30%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	90.0	100.0	SFr 90.0	SFr 100.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	2,748.0	1,985.0	SFr 2,748.0	SFr 1,985.0
Weighted-average life, in years			8 years 1 month 5 days	8 years 1 month 5 days
Impact on fair value from 10% adverse change in prepayment speed	(29.2)	(35.0)	SFr (29.2)	SFr (35.0)
Impact on fair value from 20% adverse change in prepayment speed	(56.4)	(68.1)	(56.4)	(68.1)
Impact on fair value from 10% adverse change in cash flow discount rate	(60.8)	(49.2)	(60.8)	(49.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(118.3)	(95.3)	(118.3)	(95.3)
Impact on fair value from 10% adverse change in expected credit losses	(25.3)	(23.6)	(25.3)	(23.6)
Impact on fair value from 20% adverse change in expected credit losses	(49.4)	(46.1)	SFr (49.4)	SFr (46.1)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)			1.00%	1.00%
Cash flow discount rate per annum, in % (as a percent)			2.90%	1.90%
Expected credit losses rate (rate per annum), in % (as a percent)			0.90%	0.50%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)			20.00%	25.00%
Cash flow discount rate per annum, in % (as a percent)			29.40%	30.60%
Expected credit losses rate (rate per annum), in % (as a percent)			26.60%	28.20%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	709.0	508.0	SFr 709.0	SFr 508.0
Bank | Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	159.0	665.0	SFr 159.0	SFr 665.0
Weighted-average life, in years			5 years 9 months 19 days	6 years 4 months 26 days
Impact on fair value from 10% adverse change in cash flow discount rate	(1.8)	(12.4)	SFr (1.8)	SFr (12.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(3.5)	(24.5)	(3.5)	(24.5)
Impact on fair value from 10% adverse change in expected credit losses	(1.5)	(6.6)	(1.5)	(6.6)
Impact on fair value from 20% adverse change in expected credit losses	(2.9)	(12.9)	SFr (2.9)	SFr (12.9)
Bank | Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)			0.90%	1.00%
Expected credit losses rate (rate per annum), in % (as a percent)			0.70%	0.70%
Bank | Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)			21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)			21.20%	21.20%
Bank | Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 9.0	SFr 50.0	SFr 9.0	SFr 50.0